                              CERTIFICATION

    Pursuant to Rule 497(j) under the Securities Act of 1933, Waddell &
Reed Advisors Continental Income Fund, Inc. (1933 Act File No. 2-36008;
1940 Act File No. 811-2008) ("Registrant") hereby certifies (a) that the respective forms of Prospectus and Statement of Additional Information used with respect to the Registrant do not differ from the Prospectus and
Statement of Additional Information contained in Post-Effective Amendment
No. 62 ("Amendment No. 62") to its Registration Statement on Form N-1A,
which is Registrant's most recent post-effective amendment, and (b) that
Amendment No. 62 was filed electronically.

                             WADDELL & REED ADVISORS
                             CONTINENTAL INCOME FUND, INC.

Dated: December 20, 2000      By: /s/Kristen A. Richards
                                  -----------------------
                                     Kristen A. Richards
                                     Vice President, Secretary and
                                     Associate General Counsel